Earnings Per Share	3 Months Ended
Sep. 30, 2024
Earnings Per Share
Earnings Per Share

Note 2- Earnings Per Share

Basic net income per common share is calculated by dividing net income by the weighted-average number of common shares outstanding during the period. Unallocated common shares held by the ESOP are not included in the weighted-average number of common shares outstanding for purposes of calculating earnings per common share until they are committed to be released.  Diluted earnings per share is adjusted for the dilutive effects of stock based compensation and is calculated using the treasury stock method. Set forth below is the calculation of earnings per share.

	Unaudited
	For the Three Months
	Ended September 30,
	2024	2023

Net income applicable to common stock	$174,907	$86,197

Average number of shares outstanding	2,109,855	2,121,516
Less: Average unallocated ESOP shares	74,724	78,220

Average number of common shares outstanding used to calculate basic earnings per share	2,035,131	2,043,296
Effect of dilutive restricted stock awards	—	3,053
Average number of common shares outstanding used to calculate diluted earnings per share	2,035,131	2,046,349

Earnings per common share:
Basic	$0.09	$0.04
Diluted	0.09	0.04